Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 300	$ 1,300
Other long-term investments, amortized cost	50,100	50,800
Premium receivable, allowance for credit loss	13,400	17,300
Other receivables, allowance for credit loss	0	0
Reinsurance recoverables on paid losses, allowance	0	0
Reinsurance recoverables on unpaid losses, allowance	$ 1,300	$ 1,300
Preferred stock, liquidation preference per share (in dollar per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference, value	$ 10	$ 10
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	111,726,363	117,914,754
Common stock, shares, outstanding (in shares)	111,726,363	117,914,754
Treasury stock, common, shares (in shares)	6,570,003	0
Related Party
Deferred policy acquisition cost, deferred commissions	$ 220,800	$ 164,100
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3))
Amortized cost	3,471,800	3,271,400
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	300	1,300
Short-term investments, available-for-sale, at fair value (amortized cost: $133.1, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Amortized cost	133,100	49,000
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0	$ 0